Accounting Policies - Narrative (Detail) $ in Millions			12 Months Ended
	Dec. 21, 2023	May 02, 2023	Dec. 31, 2023 USD ($) ExchangeRates	Dec. 31, 2022 USD ($) ExchangeRates	Dec. 31, 2021 USD ($) ExchangeRates
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment			$ 5,074.4	$ 4,815.7
Impairment loss recognised in profit or loss, property, plant and equipment			156.4	391.4	$ 11.6
Gold-in-process and stockpiles			814.6	725.7
Inventory write-down			33.8	0.0	0.0
Share of results of equity investees, net of taxation			(32.6)	(2.9)	(2.6)
Total equity accounted investees			548.6	84.9
Provision for decommissioning, restoration and rehabilitation costs			452.9	387.7	430.9
Current provision for decommissioning, restoration and rehabilitation costs			46.8	17.2
Non-current provision for decommissioning, restoration and rehabilitation costs			406.1	370.5
Provisions			5.1	10.5	13.1
Current portion of silicosis settlement costs			0.2	1.3
Non-current portion of silicosis settlement costs			4.9	9.2
Deferred taxation liabilities			389.3	399.8
Deferred taxation asset			172.2	195.5
Tax payable			95.7	53.6
Tax receivable			82.1	76.0
Share-based payments			9.1	6.9	12.7
Charge to income statement			55.8	29.0	28.5
Long term incentive plan liability			78.9	53.0	56.6
Current portion of long-term incentive plan			38.4	30.6
Non-current portion of long-term incentive plan			40.5	22.4
Financial instruments designated as hedging instruments, at fair value			0.0	0.0
Gain on financial instruments			0.0	(24.0)	100.4
Redeemable preference shares write-off			33.0	37.3
– Asanko redeemable preference shares			$ 99.7	60.3
Dividends withholding tax percentage			20.00%
Canadian Subsidiary
Disclosure of changes in accounting estimates [line items]
Group beneficial interest		100.00%
Discontinued operations
Disclosure of changes in accounting estimates [line items]
Share of results of equity investees, net of taxation			$ 18.9	(13.0)	29.4
Asanko Gold
Disclosure of changes in accounting estimates [line items]
Interest in joint venture	45.00%		45.00%
Asanko Gold | Impairment | Discontinued operations
Disclosure of changes in accounting estimates [line items]
Share of results of equity investees, net of taxation			$ (46.9)	$ 0.0	$ (52.8)
Windfall Project
Disclosure of changes in accounting estimates [line items]
Interest in joint venture		50.00%
Rand
Disclosure of changes in accounting estimates [line items]
Closing exchange rate | ExchangeRates			18.30	17.02	15.94
Average exchange rate | ExchangeRates			18.45	16.37	14.79
US Dollar
Disclosure of changes in accounting estimates [line items]
Closing exchange rate | ExchangeRates			0.68	0.69	0.73
Average exchange rate | ExchangeRates			0.66	0.68	0.75
Canadian Dollar
Disclosure of changes in accounting estimates [line items]
Closing exchange rate | ExchangeRates			0.75
Average exchange rate | ExchangeRates			0.74
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of changes in accounting estimates [line items]
Total equity accounted investees				$ 0.0
Tarkwa cash-generating unit
Disclosure of changes in accounting estimates [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			$ 0.0	325.2	$ 0.0
Peru cash-generating unit
Disclosure of changes in accounting estimates [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			$ 156.2	$ 63.1	$ 0.0